Receivables (Summary of Receivables) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
Less allowance for expected credit losses of receivables from customers	$ (82)	$ (69)
Receivables from customers	4,705	3,019
Rebates	222	256
Income taxes (Note 8)	223	83
Other receivables	216	268
Receivables	$ 5,366	$ 3,626
Maximum percentage of qualified customer loans covered for bad debts Indemnification agreement	500.00%	500.00%
Outstanding customer credit with financial institution	$ 405
Risk of Default Very Low [Member]
Trade and other current receivables [abstract]
Default risk of current trade and other receivables	1,792	$ 1,147
Risk of Default Low [Member]
Trade and other current receivables [abstract]
Default risk of current trade and other receivables	386	270
Trade receivables [Member] | Third parties financed by Nutrien Financial [Member]
Trade and other current receivables [abstract]
Receivables from customers	2,178	1,417
Trade receivables [Member] | Third Parties Potash Nitrogen Phosphate [Member]
Trade and other current receivables [abstract]
Receivables from customers	804	391
Trade receivables [Member] | Related Party - Canpotex [Member]
Trade and other current receivables [abstract]
Receivables from customers	828	122
Trade receivables [Member] | Third Parties - Retail [Member]
Trade and other current receivables [abstract]
Receivables from customers	$ 977	$ 1,158